Key Management Remuneration (Tables)	12 Months Ended
Jun. 30, 2022
Related Party [Abstract]
Schedule of Key Management Remuneration
The compensation of the members of our Board of Directors was:

	2022 £’000	2021 £’000	2020 £’000

Remuneration paid	£1,838	£1,411	£1,405
Company contribution to pension scheme	85	63	71
Share-based compensation	3,732	2,587	1,731
Total	£5,655	£4,061	£3,207

Emoluments of highest paid director:
Remuneration paid	£1,013	£713	£694
Company contributions to pension scheme	65	45	53
Share-based compensation	2,068	1,183	970
Total	£3,146	£1,941	£1,717
At 30 June 2022, the Group held 100% of the share capital of the following entities:

Subsidiary	Country of Incorporation	Class of Shares Held	Percentage of Shares Held	Principal Activity
Endava Argentina SRL	Argentina	Ordinary	100%	Provision of IT Services
Endava Australia Pty Ltd	Australia	Ordinary	100%	Provision of IT Services
Endava Austria GmbH	Austria	Ordinary	100%	Provision of IT Services
Endava D.O.O. Banja Luka	Bosnia and Herzegovina	Ordinary	100%	Provision of IT Services
Endava D.O.O. Sarajevo	Bosnia and Herzegovina	Ordinary	100%	Provision of IT Services
Endava EOOD	Bulgaria	Ordinary	100%	Provision of IT services
Endava Canada Inc.	Canada	Ordinary	100%	Provision of IT Services
Endava Colombia S.A.S.	Colombia	Ordinary	100%	Provision of IT Services
Endava S.A.S.	Colombia	Ordinary	100%	Provision of IT Services
Pet Minuta d.o.o	Croatia	Ordinary	100%	Provision of IT Services

Endava ApS	Denmark	Ordinary	100%	Provision of IT Services
Endava Berlin GmbH	Germany	Ordinary	100%	Provision of IT Services
Endava GmbH	Germany	Ordinary	100%	Provision of IT services
Endava Munchen GmbH	Germany	Ordinary	100%	Provision of IT Services
Endava (Ireland) Limited	Ireland	Ordinary	100%	Provision of IT services
Endava Digital Services Limited	Ireland	Ordinary	100%	Provision of IT Services
Endava Malaysia SDN. BHD.	Malaysia	Ordinary	100%	Provision of IT Services
Lvvl Mexico S. de R.L. de C.V.	Mexico	Ordinary	100%	Provision of IT Services
ICS Endava SRL	Moldova	Ordinary	100%	Provision of IT services
Endava B.V.	The Netherlands	Ordinary	100%	Provision of IT services
Endava Holding B.V.	The Netherlands	Ordinary	100%	Holding Company
Endava DOOEL Skopje	North Macedonia	Ordinary	100%	Provision of IT services
Endava Poland sp. z o.o	Poland	Ordinary	100%	Provision of IT services
Endava Romania SRL	Romania	Ordinary	100%	Provision of IT services
Endava d.o.o. Beograd	Serbia	Ordinary	100%	Provision of IT Services
Endava Digital Services d.o.o	Serbia	Ordinary	100%	Provision of IT Services
Endava Singapore Pte. Ltd	Singapore	Ordinary	100%	Provision of IT Services
Endava Digitalne Resitve d.o.o	Slovenia	Ordinary	100%	Provision of IT Services
Endava Switzerland GmbH	Switzerland	Ordinary	100%	Provision of IT Services
Endava Middle East FZ-LLC	UAE	Ordinary	100%	Provision of IT Services
Endava (Managed Services) Limited	United Kingdom	Ordinary	100%	Provision of IT services
Endava (UK) Limited	United Kingdom	Ordinary	100%	Provision of IT services
Endava Limited Guernsey Employee Benefit Trust	United Kingdom	Ordinary	100%	Employee Benefit Trust
Intuitus Limited	United Kingdom	Ordinary	100%	Provision of IT services
Business Agility Consulting Limited	United Kingdom	Ordinary	100%	Provision of IT services
Endava Holdings Inc	United States	Ordinary	100%	Holding Company
Endava Inc.	United States	Ordinary	100%	Provision of IT services
Endava LLC	United States	Ordinary	100%	Provision of IT Services
Endava Nearshore Ventures LLC	United States	Ordinary	100%	Provision of IT Services
Endava USA West, Inc	United States	Ordinary	100%	Provision of IT Services
Five Minutes Studio, Inc	United States	Ordinary	100%	Provision of IT Services
Levvel Digital LLC	United States	Ordinary	100%	Provision of IT Services
Levvel LLC	United States	Ordinary	100%	Provision of IT Services
Endava Uruguay SRL	Uruguay	Ordinary	100%	Provision of IT Services
Endava Vnz S.C.A.	Venezuela	Ordinary	100%	Provision of IT Services

Dormant Entities

Subsidiary	Country of Incorporation	Class of Shares Held	Percentage of Shares Held
Endava (Romania) Limited	United Kingdom	Ordinary	100%
Testing4Finance Ltd	United Kingdom	Ordinary	100%